FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


November 3, 2000


Filed Via EDGAR (CIK #0000765485)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   INSTITUTIONAL FIDUCIARY TRUST
            File Nos. (2-96634 and 811-4267)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2000.

Sincerely yours,

INSTITUTIONAL FIDUCIARY TRUST



/s/ David P. Goss
Associate General Counsel


DPG:ld

cc:   Mark H. Plafker, Esq.